Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses, beginning balance	$ 3,061	$ 2,231
Charge-offs	(17)
Recoveries	17
Provision	2,201	830
Allowance for loan losses, ending balance	5,262	3,061
Allowance for loan losses, collectively evaluated for impairment	5,262	3,061
Loans receivable, ending balance	411,866	365,242
Loans receivable, individually evaluated for impairment	140	321
Loans receivable, collectively evaluated for impairment	411,726	364,921
Real Estate Portfolio Segment [Member]
Loans receivable, ending balance	282,246	210,838
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	88	52
Provision	(15)	36
Allowance for loan losses, ending balance	73	88
Allowance for loan losses, collectively evaluated for impairment	73	88
Loans receivable, ending balance	9,779	7,528
Loans receivable, individually evaluated for impairment		171
Loans receivable, collectively evaluated for impairment	9,779	7,357
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	362	351
Provision	(70)	11
Allowance for loan losses, ending balance	292	362
Allowance for loan losses, collectively evaluated for impairment	292	362
Loans receivable, ending balance	38,752	38,884
Loans receivable, individually evaluated for impairment	9	19
Loans receivable, collectively evaluated for impairment	38,743	38,865
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	229	145
Provision	20	84
Allowance for loan losses, ending balance	249	229
Allowance for loan losses, collectively evaluated for impairment	249	229
Loans receivable, ending balance	29,344	24,043
Loans receivable, collectively evaluated for impairment	29,344	24,043
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	1,287	854
Provision	1,188	433
Allowance for loan losses, ending balance	2,475	1,287
Allowance for loan losses, collectively evaluated for impairment	2,475	1,287
Loans receivable, ending balance	183,822	131,820
Loans receivable, individually evaluated for impairment	131	131
Loans receivable, collectively evaluated for impairment	183,691	131,689
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	62	250
Provision	57	(188)
Allowance for loan losses, ending balance	119	62
Allowance for loan losses, collectively evaluated for impairment	119	62
Loans receivable, ending balance	15,843	4,775
Loans receivable, collectively evaluated for impairment	15,843	4,775
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	20	19
Provision	9	1
Allowance for loan losses, ending balance	29	20
Allowance for loan losses, collectively evaluated for impairment	29	20
Loans receivable, ending balance	4,706	3,788
Loans receivable, collectively evaluated for impairment	4,706	3,788
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	763	500
Charge-offs	(17)
Recoveries	17
Provision	862	263
Allowance for loan losses, ending balance	1,625	763
Allowance for loan losses, collectively evaluated for impairment	1,625	763
Loans receivable, ending balance	129,620	154,404
Loans receivable, collectively evaluated for impairment	129,620	154,404
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	250	60
Provision	150	190
Allowance for loan losses, ending balance	400	250
Allowance for loan losses, collectively evaluated for impairment	$ 400	$ 250